Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Notes
Accumulated Other Comprehensive Income

Note 9:  Accumulated Other Comprehensive Income (Loss)

The components of accumulated comprehensive income (loss), net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, January 1, 2015	$ 222	$ 222
Change in unrealized holding gains (losses),
net of tax - ($240)	(447)	(447)
Balance, December 31, 2015	(225)	(225)
Change in unrealized holding gains (losses),
net of tax - ($53)	(98)	(98)
Balance, December 31, 2016	(323)	(323)
Change in unrealized holding gains (losses),
net of tax - $181	334	334
Balance, December 31, 2017	$ 11	$ 11

Reclassification Adjustments

Accumulated other comprehensive income (losses) includes amounts related to unrealized investment gains (losses) which were reclassified to net income. Reclassifications from accumulated other comprehensive income (loss) for the years ended December 31 are included in the following table:

	2017	2016	2015

Reclassifications from accumulated other comprehensive income (loss)
Unrealized gains on available-for-sale
securities included in net realized investment gains	$ -	$ -	$ 15

Total reclassifications from accumulated
other comprehensive income (loss)	-	-	15
Tax expense	-	-	5

Net reclassification from accumulated
other comprehensive income (loss)	$ -	$ -	$ 10